Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit for the year	$ 118,986	$ 5,726	$ 56,859
Adjustments for:
Depreciation	87,490	85,493	83,058
Impairment loss on vessels	32,471	103,977	23,923
Loss/(gain) on disposal of vessels	(171)	630
Financial costs	47,639	37,297	50,987
Financial income	(2,363)	(43)	(295)
Loss/(gain) on derivatives (excluding realized loss on forward foreign exchange contracts held for trading)	(9,646)	(2,496)	14,868
Share-based compensation	760	378	1,908
Adjusted profit	275,166	230,962	231,308
(Increase)/decrease in trade and other receivables	361	5,109	(9,150)
Decrease in inventories	97	45	317
Change in related parties, net	1,459	(3,330)	(1,971)
(Increase)/decrease in prepayments and other current assets	(1,959)	978	(814)
(Increase)/decrease in other non-current assets	(111)	142	(58)
Decrease in other non-current liabilities	(86)	(482)	(281)
Decrease in trade accounts payable	(366)	(2,403)	(1,807)
Increase in other payables and accruals	3,183	2,365	808
Net cash provided by operating activities	277,744	233,386	218,352
Cash flows from investing activities:
Proceeds from sale of vessel and sale and lease-back, net	101,981	117,569
Payments for tangible fixed asset additions	(2,529)	(19,443)	(23,618)
Payments for right-of-use assets	(16)
Financial income received	1,974	43	326
Purchase of short-term cash deposits	(50,000)	(2,500)
Maturity of short-term cash deposits	25,000	2,500
Net cash (used in)/provided by investing activities	76,410	98,169	(23,292)
Cash flows from financing activities:
Borrowings drawdowns			479,984
Borrowings repayments	(168,585)	(205,179)	(540,701)
Principal elements of lease payments	(12,242)	(2,217)	(540)
Interest paid	(43,051)	(42,239)	(51,457)
Payments of cash collateral for interest rate swaps			(16,730)
Release of cash collateral for interest rate swaps		280	16,450
Payment of loan issuance costs	(21)		(7,362)
Proceeds from entering into interest rate swaps			16,056
Payments for termination of interest rate swaps			(13,210)
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)	16	10,205
Repurchases of common and preference units	(49,247)	(18,388)	(996)
Payment of offering costs	(20)	(346)	(146)
Distributions paid (including common and preference)	(29,101)	(31,877)	(69,556)
Net cash used in financing activities	(302,251)	(289,761)	(188,208)
Effects of exchange rate changes on cash and cash equivalents	689
Increase in cash and cash equivalents	52,592	41,794	6,852
Cash and cash equivalents, beginning of the year	145,530	103,736	96,884
Cash and cash equivalents, end of the year	$ 198,122	$ 145,530	$ 103,736